Segment Information	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
SEGMENT INFORMATION
5	SEGMENT INFORMATION

The Group has three reportable segments: Revenue from subscriptions, Revenue from advertisement, and Revenue from live events. The Premium service is a paid service in which customers can listen on demand and offline. Revenue for the Premium segment is generated through subscription fees. The Ad-Supported service is free to the user. Revenue for the Ad-Supported segment is primarily generated through the sale of advertising across the Group's content. Revenues from live events are generated from the sale of tickets, food and beverage & sponsorships. Royalty costs are primarily recorded in each segment/market based on specific rates for each segment/market agreed with the rights holders. The remaining cost of revenue items that are not specifically associated to either of the segments are allocated based on user activity in each segment. No operating segments have been aggregated to form the reportable segments.

Key financial performance measures of the segments including revenue, cost of revenue, and gross profit/(loss) are as follows:

	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2025	2024
	USD	USD
Revenue from subscription segment
Revenue	43,026,930	23,983,378
Cost of revenue	(59,687,116)	(33,935,805)
Gross loss	(16,660,186)	(9,952,427)

Revenue from advertisement segment
Revenue	3,677,664	4,455,020
Cost of revenue	(2,168,528)	(2,918,095)
Gross profit	1,509,136	1,536,925

Revenue from live events segment
Revenue	1,736,131	1,358,884
Cost of revenue	(1,728,553)	(1,438,349)
Gross profit/ (loss)	7,578	(79,465)

Consolidated
Revenue	48,440,725	29,797,282
Cost of revenue	(63,584,197)	(38,292,249)
Gross loss	(15,143,472)	(8,494,967)

Reconciliation of gross loss

Selling and marketing, operating expenses, finance income, and finance costs are not allocated to individual segments as these are managed on an overall Group basis. The reconciliation between reportable segment gross loss to the Group’s loss before tax is as follows:

	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2025	2024
	USD	USD

Segment gross loss	(15,143,472)	(8,494,967)
Selling and marketing expenses	(11,874,108)	(9,075,071)
General and administrative expenses	(9,960,204)	(8,819,171)
Consultancy and professional fees	(544,434)	(764,342)
Government grants	965,162	871,385
Finance costs	(1,625,982)	(66,111)
Finance income	408,656	188,881
Other income	337,797	297,173
Impairment of goodwill	-	(600,000)
Share of loss of a joint venture	-	(362,978)
Fair value change of embedded derivatives	558,241	-
Fair value change of warrant liabilities	243,246	221,413
Foreign exchange loss, net	232,417	(599,773)
Loss before tax	(36,402,681)	(27,203,561)

Revenue by market

	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2025	2024
	USD	USD

KSA	15,237,113	8,666,652
UAE	9,805,862	5,679,127
Egypt	6,699,317	5,089,050
Kuwait	4,545,952	3,079,107
Qatar	3,171,173	1,679,568
Lebanon	2,211,341	1,404,887
Jordan	981,543	559,921
Morocco	310,336	352,928
Others*	5,478,088	3,286,042
	48,440,725	29,797,282

Premium revenue is attributed to a country based on where the membership originates. Ad-Supported revenue is attributed to a country based on where the advertising campaign is viewed. Live events revenue is attributed to a country based on where the events occurred.

*	There is no individual geographical market other than those disclosed above which would constitute more than 5% of the total revenue.